Guarantor Financial Information (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	$ 19,174	$ 21,310	$ 51,967	$ 50,115	$ 22,444
Cash flows from investing activities:
Acquisition of business	(41,167)
Cash acquired from acquisition	4,951
Additions to equipment and fixtures	(6,283)	(6,351)	(48,701)	(39,312)	(22,904)
Net cash used in investing activities	(42,499)	(6,351)	(48,701)	(39,312)	(22,904)
Cash flows from financing activities:
Net borrowings (repayments) on line of credit	(9,137)	(19,984)	(10,075)	20,250	9,004
Net borrowings (repayments) on long term debt	31,688	(87)	13,575	1,069	(90)
Net repayments on capital leases	(3,038)	(2,571)	(11,660)	(10,685)	(5,860)
Tax payments for withholding on restricted stock		(11)	(11)	(23)	(233)
Net cash provided by (used in) financing activities	19,513	(22,653)	(8,171)	(3,034)	3,788
Effect of exchange rates on cash and cash equivalents	(116)	1,529	392	(3,010)	233
Net increase (decrease) in cash and cash equivalents	(3,928)	(6,165)	(4,513)	4,759	3,561
Cash and cash equivalents, beginning of period	18,735	23,248	23,248	18,489	14,928
Cash and cash equivalents, end of period	14,807	17,083	18,735	23,248	18,489
Parent
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	(360)	(840)	(17,545)	(4,447)	(22,321)
Cash flows from investing activities:
Net cash used in investing activities					(106,505)
Cash flows from financing activities:
Net borrowings (repayments) on line of credit	(9,137)	(19,984)	(10,075)	20,250	9,004
Net borrowings (repayments) on long term debt	30,600
Net intercompany	(21,103)	20,835	27,631	(2,135)	118,968
Tax payments for withholding on restricted stock		(11)	(11)	(23)	(233)
Net cash provided by (used in) financing activities	360	840	17,545	4,447	128,706
Net increase (decrease) in cash and cash equivalents					(120)
Cash and cash equivalents, beginning of period	6	6	6	6	126
Cash and cash equivalents, end of period	6	6	6	6	6
Guarantor subsidiaries
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	12,735	12,276	31,139	15,960	10,653
Cash flows from investing activities:
Additions to equipment and fixtures	(4,402)	(3,192)	(15,750)	(20,062)	(15,081)
Net cash used in investing activities	(4,402)	(3,192)	1,190	(82,871)	89,957
Cash flows from financing activities:
Net borrowings (repayments) on long term debt	2,030	(63)	1,823	233	(90)
Net repayments on capital leases	(2,252)	(2,294)	(8,939)	(7,486)	(3,412)
Net intercompany	(13,570)	(17,202)	(31,284)	76,952	(100,003)
Net cash provided by (used in) financing activities	(13,792)	(19,559)	(38,400)	69,699	(103,505)
Effect of exchange rates on cash and cash equivalents	(1,696)	5,858	4,904	5,924	2,131
Net increase (decrease) in cash and cash equivalents	(7,155)	(4,617)	(1,167)	8,712	(764)
Cash and cash equivalents, beginning of period	9,976	11,143	11,143	2,431	3,195
Cash and cash equivalents, end of period	2,821	6,526	9,976	11,143	2,431
Non-Guarantor subsidiaries
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	6,799	9,874	38,373	38,602	34,112
Cash flows from investing activities:
Acquisition of business	(41,167)
Cash acquired from acquisition	4,951
Additions to equipment and fixtures	(1,881)	(3,159)	(32,951)	(19,250)	(7,823)
Net cash used in investing activities	(38,097)	(3,159)	(49,891)	43,559	(6,356)
Cash flows from financing activities:
Net borrowings (repayments) on long term debt	(942)	(24)	11,752	836
Net repayments on capital leases	(786)	(277)	(2,721)	(3,199)	(2,448)
Net intercompany	34,673	(3,633)	3,653	(74,817)	(18,965)
Net cash provided by (used in) financing activities	32,945	(3,934)	12,684	(77,180)	(21,413)
Effect of exchange rates on cash and cash equivalents	1,580	(4,329)	(4,512)	(8,934)	(1,898)
Net increase (decrease) in cash and cash equivalents	3,227	(1,548)	(3,346)	(3,953)	4,445
Cash and cash equivalents, beginning of period	8,753	12,099	12,099	16,052	11,607
Cash and cash equivalents, end of period	$ 11,980	$ 10,551	$ 8,753	$ 12,099	$ 16,052